UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04725
                                                    --------------

                      Phoenix-Oakhurst Income & Growth Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           ------------

                     Date of fiscal year end: April 30, 2004
                                             ---------------

                     Date of reporting period: July 31, 2004
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


Phoenix-Oakhurst Income & Growth Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                   (UNAUDITED)


                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)      VALUE ($)
                                           --------      -----   ------------
AGENCY MORTGAGE-BACKED SECURITIES--6.6%
Fannie Mae 5.50%, 8/1/17                      AAA          841        865,782
Fannie Mae 6%, 11/1/31                        AAA          752        773,420
Fannie Mae 5%, 4/1/34                         AAA        2,938      2,867,071
Fannie Mae 5%, 5/1/34                         AAA        1,097      1,070,942
Fannie Mae 5.50%, 6/1/34                      AAA        8,970      9,003,799
Fannie Mae 5.50%, 7/1/34                      AAA        6,000      6,022,500
Fannie Mae 6%, 7/1/34                         AAA        1,500      1,540,159
GNMA 6.50%, '23-'24                           AAA        3,469      3,657,913
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,367,638)                                      25,801,586
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.9%

CALIFORNIA--1.5%
Long Beach Pension Obligation
  Taxable Unrefunded Balance
  Revenue 6.87%, 9/1/06                       AAA          675        728,426
Pasadena Pension Funding
  Revenue Taxable Series A 7.15%,
  5/15/11                                     AAA        1,000      1,135,780
San Bernardino County Financing
  Authority Pension Obligation
  Revenue Taxable 6.87%, 8/1/08               AAA        1,335      1,474,027
San Bernardino County Revenue
  Taxable Series A 5.43%, 8/1/13              AAA        1,050      1,073,216
Ventura County Pension Obligation
  Revenue Taxable 6.54%, 11/1/05              AAA        1,325      1,387,646
                                                                 ------------
                                                                    5,799,095
                                                                 ------------
KENTUCKY--0.4%
Kentucky State Property and
  Buildings Commission Revenue
  5%, 10/1/12                                 AAA        1,500      1,634,295

PENNSYLVANIA--1.2%
Pittsburgh Pension Obligation
  Taxable Series C 6.50%, 3/1/17              AAA        4,250      4,615,797

TEXAS--0.3%
Dallas-Fort Worth International
  Airport Facilities Improvement
  Revenue Taxable 6.40%, 11/1/07              AAA        1,200      1,302,624

VIRGINIA--0.5%
Virginia Public Building Authority
  Public Facilities Revenue Series A
  5%, 8/1/12                                  AA+        1,625      1,780,919
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,429,036)                                      15,132,730
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.6%

AmeriCredit Automobile Receivables
  Trust 01-D, A4 4.41%, 11/12/08              AAA        1,000      1,014,410
Associates Manufactured Housing
  Pass Through 97-2, A6 7.075%,
  3/15/28(d)                                  AAA          950        983,925
Green Tree Financial Corp. 97-4, M1
  7.22%, 2/15/29                              BBB-       1,500      1,048,125
Long Beach Auto Receivables Trust
  04-A, A2 2.841%, 7/15/10(d)                 AAA        1,000        979,688
Morgan Stanley Auto Loan Trust
  04-HB1, A4 3.33%, 10/15/11                  AAA        2,000      1,982,500
Onyx Acceptance Grantor Trust
  04-A, A4 2.94%, 12/15/10                    AAA        1,000        977,098
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI2 2.39%,
  11/25/24                                    AAA        1,000        998,103
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI3 3.08%,
  12/25/28                                    AAA        2,000      1,984,139
WFS Financial Owner Trust 03-1, A4
  2.74%, 9/20/10                              AAA        1,000        991,252
Whole Auto Loan Trust 02-1, B
  2.91%, 4/15/09                              A            526        527,378
World Omni Auto Receivables Trust
  02-A, A4 4.05%, 7/15/09                     AAA        2,665      2,710,423
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $14,169,274)                                      14,197,041
-----------------------------------------------------------------------------

Phoenix-Oakhurst Income & Growth Fund


DOMESTIC CORPORATE BONDS--22.6%

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
  8.25%, 7/15/07                              BBB-         500        546,250

ALUMINUM--0.5%
Alcoa, Inc. 5.375%, 1/15/13                   A-         2,000      2,042,810

AUTO PARTS & Equipment--0.7%
American Axle & Manufacturing, Inc.
  5.25%, 2/11/14                              BBB        1,000        974,430
Lear Corp. Series B 7.96%, 5/15/05            BBB-       1,000      1,040,733
Meritor Automotive, Inc. 6.80%,
  2/15/09                                     BB+          750        757,500
                                                                 ------------
                                                                    2,772,663
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
  4.75%, 1/15/08                              BBB        1,000      1,016,975

BROADCASTING & CABLE TV--1.3%
Clear Channel Communications, Inc.
  5%, 3/15/12                                 BBB-       1,000        968,813
Comcast Corp. 5.30%, 1/15/14                  BBB        1,000        975,612
Cox Communications, Inc. 7.75%,
  8/15/06                                     BBB          500        542,991
Cox Communications, Inc. 7.125%,
  10/1/12                                     BBB        1,000      1,102,806
Echostar DBS Corp. 5.75%, 10/1/08             BB-        1,500      1,496,250
                                                                 ------------
                                                                    5,086,472
                                                                 ------------
CASINOS & GAMING--1.0%
Harrah's Operating Co., Inc. 144A
  5.50%, 7/1/10(b)                            BBB-         750        750,397
Mandalay Resort Group 6.375%,
  12/15/11                                    BB+          750        768,750
MGM Mirage 9.75%, 6/1/07                      BB-          550        607,062
Mohegan Tribal Gaming Authority
  W.I. 144A 7.125%, 8/15/14(b) (i)            BB-          500        508,750
Penn National Gaming, Inc. 144A
  6.875%, 12/1/11(b)                          B            245        244,388
Station Casinos, Inc. 6.875%, 3/1/16          B+         1,000        977,500
                                                                 ------------
                                                                    3,856,847
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.4%
Motorola, Inc. 7.625%, 11/15/10               BBB        1,500      1,707,582

COMPUTER HARDWARE--0.3%
Hewlett-Packard Co. 3.625%,
  3/15/08                                     A-         1,000        993,365

CONSUMER FINANCE--1.9%
Capital One Bank 6.50%, 6/13/13               BB+          500        523,192
Ford Motor Credit Co. 7.25%,
  10/25/11(h)                                 BBB-       3,250      3,417,963
General Electric Capital Corp. 6%,
  6/15/12                                     AAA        1,500      1,601,435
Household Finance Corp. 4.125%,
  12/15/08                                    A          1,000        993,566
Household Finance Corp. 6.75%,
  5/15/11                                     A          1,000      1,101,615
                                                                 ------------
                                                                    7,637,771
                                                                 ------------
DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. 3%, 3/15/08                A          1,000        973,448

DIVERSIFIED BANKS--1.1%
Bank of America Corp. 5.25%,
  12/1/15                                     A          1,500      1,466,494
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(b) (d)                      AA         1,100      1,075,645
U.S. Bank National Association
  6.30%, 7/15/08                              A+         1,500      1,633,568
                                                                 ------------
                                                                    4,175,707
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse First Boston USA, Inc.
  4.70%, 6/1/09                               A+           750        758,609

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b)             BBB+         500        491,077

DIVERSIFIED COMMERCIAL SERVICES--0.4%
International Lease Finance Corp.
  4.375%, 11/1/09                             AA-        1,250      1,238,280
United Rentals North America, Inc
  6.50%, 2/15/12                              BB-          500        485,000
                                                                 ------------
                                                                    1,723,280
                                                                 ------------
ELECTRIC UTILITIES--0.7%
Entergy Gulf States, Inc. 3.60%,
  6/1/08                                      BBB          800        779,669
Entergy Gulf States, Inc. 5.25%,
  8/1/15                                      BBB          850        812,890
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                     BBB        1,000      1,073,236
                                                                 ------------
                                                                    2,665,795
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                             BBB        1,000        995,178

Phoenix-Oakhurst Income & Growth Fund


ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America 6.125%,
  2/15/14                                     BB-          500        458,750

FOOD RETAIL--0.2%
Safeway, Inc. 4.125%, 11/1/08                 BBB          750        739,555

GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas
  Eagle Finance Corp. Series B
  8.875%, 5/20/11                             BB-        1,000      1,092,500

HEALTH CARE DISTRIBUTORS--0.5%
AmerisourceBergen Corp. 8.125%,
  9/1/08                                      BB         1,695      1,851,787

HEALTH CARE FACILITIES--0.7%
HCA, Inc. 5.25%, 11/6/08                      BBB-       1,500      1,507,533
HCA, Inc. 6.30%, 10/1/12                      BBB-       1,165      1,178,563
                                                                 ------------
                                                                    2,686,096
                                                                 ------------
HOMEBUILDING--0.8%
Horton (D.R.), Inc. 6.125%, 1/15/14           BB+          700        691,250
Lennar Corp. 7.625%, 3/1/09                   BBB-       1,250      1,393,929
Ryland Group, Inc. (The) 8%,
  8/15/06                                     BBB-         970      1,050,025
                                                                 ------------
                                                                    3,135,204
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. 7.625%, 5/15/08           BBB-         750        815,625

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%,
  2/15/08                                     AA           500        495,701
Conoco Funding Co. 5.45%,
  10/15/06                                    A-           500        524,083
                                                                 ------------
                                                                    1,019,784
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
Sprint Capital Corp. 6.375%, 5/1/09           BBB-       1,000      1,068,571
Verizon Global Funding Corp.
  4.375%, 6/1/13                              A+         1,000        932,325
                                                                 ------------
                                                                    2,000,896
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.2%
Credit Suisse First Boston USA, Inc.
  5.125%, 1/15/14                             A+         1,500      1,467,981
Goldman Sachs Group, Inc. 4.125%,
  1/15/08                                     A+           850        856,893
Lehman Brothers Holdings, Inc.
  6.25%, 5/15/06                              A            500        527,441
Lehman Brothers Holdings, Inc. 4%,
  1/22/08                                     A            500        501,241
Lehman Brothers Holdings, Inc.
  4.375%, 11/30/10                            A            250        243,622
Merrill Lynch & Co., Inc. 5.30%,
  9/30/15                                     A+         1,000        982,726
                                                                 ------------
                                                                    4,579,904
                                                                 ------------
LIFE & HEALTH INSURANCE--0.5%
Jefferson-Pilot Corp. 4.75%, 1/30/14          AA           750        722,249
Metlife, Inc. 5%, 11/24/13                    A          1,100      1,077,752
                                                                 ------------
                                                                    1,800,001
                                                                 ------------
MULTI-LINE INSURANCE--0.3%
Assurant, Inc. 5.625%, 2/15/14                BBB+       1,250      1,244,441

OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. 5.50%, 10/15/10               BBB          900        917,323

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Chesapeake Energy Corp. 6.875%,
  1/15/16                                     BB-          750        742,500
Pemex Project Funding Master Trust
  7.875%, 2/1/09                              BBB-       1,500      1,653,750
Pemex Project Funding Master Trust
  8%, 11/15/11                                BBB-         750        825,000
                                                                 ------------
                                                                    3,221,250
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
Valero Energy Corp. 4.75%, 4/1/14             BBB          750        709,831

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
American Honda Finance Corp.
  144A 4.50%, 5/26/09(b)                      A+         1,250      1,260,499
Citigroup, Inc. 5.125%, 5/5/14                AA-        1,000        992,570
Principal Life Global Funding I 144A
  4.40%, 10/1/10(b)                           AA         1,000        993,354
                                                                 ------------
                                                                    3,246,423
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12                 A          1,000      1,000,606

PAPER PRODUCTS--0.6%
International Paper Co. 3.80%,
  4/1/08                                      BBB        1,000        991,268
International Paper Co. 4.25%,
  1/15/09                                     BBB        1,000        987,230
International Paper Co. 5.50%,
  1/15/14                                     BBB          350        347,447
                                                                 ------------
                                                                    2,325,945
                                                                 ------------

Phoenix-Oakhurst Income & Growth Fund


PROPERTY & CASUALTY INSURANCE--0.5%
Berkshire Hathaway Finance Corp.
  4.20%, 12/15/10                             AAA        2,000      1,974,744

RAILROADS--0.5%
CSX Corp. 5.30%, 2/15/14                      BBB        1,000        978,776
Union Pacific Corp. 6.125%, 1/15/12           BBB        1,000      1,062,012
                                                                 ------------
                                                                    2,040,788
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14               BBB+         750        699,698

REGIONAL BANKS--1.1%
BB&T Corp. 4.75%, 10/1/12                     A-           750        729,550
Landesbank Baden-Wuerttemberg
  New York 5.05%, 12/30/15                    AAA          500        481,301
PNC Funding Corp. 5.25%, 11/15/15             BBB+       2,000      1,950,014
Zions Bancorp. 5.65%, 5/15/14                 BBB-       1,250      1,257,569
                                                                 ------------
                                                                    4,418,434
                                                                 ------------
REITS--0.4%
Colonial Properties Trust 6.25%,
  6/15/14                                     BBB-       1,000      1,009,825
HRPT Properties Trust 5.75%,
  2/15/14                                     BBB          750        740,086
                                                                 ------------
                                                                    1,749,911
                                                                 ------------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%,
  9/15/09                                     A            500        503,073

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10               A            850        843,824

SPECIALTY STORES--0.5%
AutoZone, Inc. 5.50%, 11/15/15                BBB+       2,000      1,929,792

TECHNOLOGY DISTRIBUTORS--0.3%
Arrow Electronics, Inc. 6.875%,
  7/1/13                                      BBB-       1,000      1,045,597

THRIFTS & MORTGAGE FINANCE--0.8%
Golden West Financial Corp.
  4.125%, 8/15/07                             A+         1,000      1,016,084
Sovereign Bank 5.125%, 3/15/13                BBB-       1,000        960,829
Washington Mutual, Inc. 4.625%,
  4/1/14                                      BBB+       1,250      1,153,775
                                                                 ------------
                                                                    3,130,688
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $88,155,056)                                      88,626,299
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--3.9%

American Business Financial
  Services Mortgage Loan Trust
  02-2, A3 4.76%, 6/15/21                     AAA           50         49,531
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31                 Aaa(c)     1,385      1,490,953
GMAC Commercial Mortgage
  Securities, Inc. 97-C2, A3 6.566%,
  4/15/29                                     Aaa(c)     1,500      1,608,985
Greenwich Capital Commercial
  Funding Corp. 03-FL1, M 144A
  3.085%, 7/5/18(b) (d)                       BBB-       2,210      2,120,737
GS Mortgage Securities Corp. II
  99-C1, A2 6.11%, 11/18/30(d)                AAA        2,520      2,689,097
Home Equity Asset Trust 03-8N, A
  144A 5%, 5/27/34(b)                         A-         1,067      1,064,663
J.P. Morgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33                  AAA        1,500      1,626,133
Lehman Brothers Commercial
  Conduit Mortgage Trust 99-C2, A2
  7.325%, 10/15/32                            Aaa(c)     2,000      2,249,682
Lehman Brothers Floating Rate
  Commercial Mortgage Trust
  02-LLFA, L 144A 2.78%, 6/14/17(b) (d)       BBB-         640        640,954
Merrill Lynch Mortgage Investors,
  Inc. 96-C1, C 7.42%, 4/25/28                AA         1,400      1,474,540
Structured Asset Securities Corp.
  Net Interest Margin Trust
  03-25XS, A 144A 7.25%, 8/28/33(b)           A            441        440,665
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,214,817)                                      15,455,940
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--3.9%

BRAZIL--0.6%
Federative Republic of Brazil 8%,
  4/15/14                                     B+         2,346      2,212,870

BULGARIA--0.2%
Republic of Bulgaria 144A 8.25%,
  1/15/15(b)                                  BBB-         580        691,650

CHILE--0.3%
Republic of Chile 5.50%, 1/15/13              A          1,300      1,324,310

COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12             BB           500        541,250

Phoenix-Oakhurst Income & Growth Fund


COSTA RICA--0.7%
Republic of Costa Rica 144A
  9.335%, 5/15/09(b)                          BB         1,500      1,627,500
Republic of Costa Rica 144A
  9.995%, 8/1/20(b)                           BB         1,000      1,080,000
                                                                 ------------
                                                                    2,707,500
                                                                 ------------
PANAMA--0.4%
Republic of Panama 8.25%, 4/22/08             BB         1,300      1,426,750
Republic of Panama 9.375%, 1/16/23            BB            50         52,250
                                                                 ------------
                                                                    1,479,000
                                                                 ------------
PERU--0.0%
Republic of Peru 8.75%, 11/21/33              BB           200        181,000

RUSSIA--1.0%
Ministry Finance of Russia Series VI
  3%, 5/14/06                                 BB+        2,500      2,421,875
Russian Federation RegS 8.25%,
  3/31/10                                     BB+        1,000      1,077,436
Russian Federation RegS 5%,
  3/31/30(d)                                  BB+          500        459,375
                                                                 ------------
                                                                    3,958,686
                                                                 ------------
SOUTH AFRICA--0.6%
Republic of South Africa 7.375%,
  4/25/12                                     BBB        1,000      1,097,500
Republic of South Africa 5.25%,
  5/16/13                                     BBB        1,000(f)   1,187,395
                                                                 ------------
                                                                    2,284,895
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $15,039,117)                                      15,381,161
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(g)--4.9%

AUSTRALIA--0.1%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%,
  4/15/16(b)                                  AAA          500        501,845

BRAZIL--0.3%
Petrobras International Finance Co.
  9.125%, 7/2/13                              Ba(c)      1,000      1,050,000

CANADA--0.8%
Methanex Corp. 7.75%, 8/15/05                 BBB-       1,800      1,881,000
Norske Skog Canada Ltd. 7.375%,
  3/1/14                                      BB           500        500,000
Thomson Corp. (The) 4.25%,
  8/15/09                                     A-           900        893,915
                                                                 ------------
                                                                    3,274,915
                                                                 ------------
GERMANY--0.4%
Deutsche Telekom International
  Finance BV 8.50%, 6/15/10(d)                BBB+       1,450      1,710,213

HONG KONG--0.8%
Hutchison Whampoa International
  Ltd. 144A 5.45%, 11/24/10(b)                A-         1,750      1,738,714
Hutchison Whampoa International
  Ltd. 144A 6.25%, 1/24/14(b)                 A-         1,500      1,476,237
                                                                 ------------
                                                                    3,214,951
                                                                 ------------
ITALY--0.5%
Telecom Italia Capital SA 144A 4%,
  11/15/08(b)                                 BBB+       2,000      1,976,586

KAZAKHSTAN--0.3%
Kazkommerts International BV RegS
  10.125%, 5/8/07                             BB-        1,000      1,105,000

MALAYSIA--0.1%
Malaysia International Shipping
  Corp. Capital Ltd. 144A 6.125%,
  7/1/14(b)                                   BBB+         250        256,308

SOUTH KOREA--0.3%
Korea Development Bank 4.25%,
  11/13/07                                    A-           500        502,068
Korea Development Bank 3.875%,
  3/2/09                                      A-           750        726,528
                                                                 ------------
                                                                    1,228,596
                                                                 ------------
SWEDEN--0.3%
Nordea Bank Sweden AB 144A
  5.25%, 11/30/12(b)                          A          1,000      1,004,800

UNITED KINGDOM--0.3%
British Sky Broadcasting Group plc
  6.875%, 2/23/09                             BBB-         500        548,680
HBOS plc 144A 5.375%, 11/29/49(b)(d)          A            750        732,353
                                                                 ------------
                                                                    1,281,033
                                                                 ------------
UNITED STATES--0.7%
Bowater Canada Finance 7.95%,
  11/15/11                                    BB         1,000      1,034,157

Phoenix-Oakhurst Income & Growth Fund


Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                           BBB        1,739      1,652,202
                                                                 ------------
                                                                    2,686,359
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $19,166,544)                                      19,290,606
-----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--49.2%

AEROSPACE & DEFENSE--1.1%
Boeing Co. (The)                                        21,900      1,111,425
Goodrich Corp.                                          19,100        617,503
Lockheed Martin Corp.                                    7,800        413,322
United Technologies Corp.                               21,600      2,019,600
                                                                 ------------
                                                                    4,161,850
                                                                 ------------
AGRICULTURAL PRODUCTS--0.3%
Archer-Daniels-Midland Co.                              61,600        950,488
Corn Products International, Inc.                        5,600        241,472
                                                                 ------------
                                                                    1,191,960
                                                                 ------------
AIR FREIGHT & COURIERS--0.1%
CNF, Inc.                                                8,100        334,206

ALUMINUM--0.0%
Alcoa, Inc.                                              4,300        137,729

APPAREL RETAIL--0.4%
Gap, Inc. (The)                                         57,000      1,293,900
Limited Brands                                          12,400        253,456
                                                                 ------------
                                                                    1,547,356
                                                                 ------------
APPLICATION SOFTWARE--0.1%
Autodesk, Inc.                                           2,500        100,500
Intuit, Inc.(e)                                          3,000        112,320
                                                                 ------------
                                                                      212,820
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Northern Trust Corp.                                    61,600      2,472,008
State Street Corp.                                      13,900        595,059
                                                                 ------------
                                                                    3,067,067
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.1%
Lear Corp.                                               6,700        369,371

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.                                          73,100      1,076,032

BIOTECHNOLOGY--0.1%
Applied Biosystems Group - Applera Corp.                 6,100        126,209
Invitrogen Corp.(e)                                      4,800        251,904
Techne Corp.(e)                                          5,000        199,000
                                                                 ------------
                                                                      577,113
                                                                 ------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                             26,400        798,336

CASINOS & GAMING--0.0%
Caesars Entertainment, Inc.(e)                          10,700        157,611

COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.(e)                                 168,500      3,514,910
Harris Corp.                                             3,600        170,928
Motorola, Inc.                                          65,700      1,046,601
Polycom, Inc.(e)                                         5,000         96,400
QUALCOMM, Inc.                                          10,900        752,972
Scientific-Atlanta, Inc.                                 5,900        181,425
Tellabs, Inc.(e)                                        65,700        585,387
                                                                 ------------
                                                                    6,348,623
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp.                                        15,200        424,840

COMPUTER HARDWARE--1.5%
Apple Computer, Inc.(e)                                  3,800        122,892
Hewlett-Packard Co.                                    103,700      2,089,555
International Business Machines Corp.                   38,800      3,378,316
NCR Corp.(e)                                             3,200        148,576
                                                                 ------------
                                                                    5,739,339
                                                                 ------------
CONSTRUCTION MATERIALS--0.2%
Vulcan Materials Co.                                    19,700        938,114

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar, Inc.                                        5,600        411,544
Deere & Co.                                             10,000        628,100
PACCAR, Inc.                                             8,050        482,678
                                                                 ------------
                                                                    1,522,322
                                                                 ------------
CONSUMER FINANCE--1.0%
American Express Co.                                    43,500      2,185,875
Capital One Financial Corp.                              1,700        117,844
MBNA Corp.                                              73,400      1,812,246
                                                                 ------------
                                                                    4,115,965
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp.(e)                               5,200        245,700
Fiserv, Inc.(e)                                         21,900        750,294
Sabre Holdings Corp. Class A                             8,400        214,452
                                                                 ------------
                                                                    1,210,446
                                                                 ------------
DEPARTMENT STORES--1.1%
Dillard's, Inc. Class A                                  8,400        191,436
Federated Department Stores, Inc.                       27,300      1,308,216
May Department Stores Co. (The)                         61,400      1,628,942

Phoenix-Oakhurst Income & Growth Fund


Nordstrom, Inc.                                         17,600        772,640
Penney (J.C.) Co., Inc.                                  8,500        340,000
                                                                 ------------
                                                                    4,241,234
                                                                 ------------
DIVERSIFIED BANKS--2.7%
Bank of America Corp.                                   73,701      6,265,322
U.S. Bancorp                                             7,400        209,420
Wachovia Corp.                                          74,800      3,314,388
Wells Fargo & Co.                                       12,400        711,884
                                                                 ------------
                                                                   10,501,014
                                                                 ------------
DIVERSIFIED CHEMICALS--0.4%
Dow Chemical Co. (The)                                  16,300        650,207
Eastman Chemical Co.                                    16,600        741,688
PPG Industries, Inc.                                     2,400        141,480
                                                                 ------------
                                                                    1,533,375
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.2%
Cendant Corp.                                           15,400        352,352
Dun & Bradstreet Corp.(e)                                6,300        353,682
                                                                 ------------
                                                                      706,034
                                                                 ------------
DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.(e)                                    2,700        210,438

ELECTRIC UTILITIES--0.6%
American Electric Power Co., Inc.                        7,500        233,325
Exelon Corp.                                            24,200        844,580
Great Plains Energy, Inc.                               39,500      1,133,255
                                                                 ------------
                                                                    2,211,160
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Emerson Electric Co.                                     4,900        297,430
Hubbell, Inc. Class B                                    5,000        226,000
Rockwell Automation, Inc.                                8,000        299,280
                                                                 ------------
                                                                      822,710
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
Agilent Technologies, Inc.(e)                           58,500      1,392,885
Tektronix, Inc.                                         31,800        966,720
                                                                 ------------
                                                                    2,359,605
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.0%
Sanmina-SCI Corp.(e)                                    18,300        134,322

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Monsanto Co.                                            24,100        873,866

FOOD RETAIL--0.0%
SUPERVALU, Inc.                                          3,300         94,248

FOOTWEAR--0.1%
NIKE, Inc. Class B                                       6,100        443,531

FOREST PRODUCTS--0.5%
Weyerhaeuser Co.                                        30,500      1,891,000

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp.                                  6,700        362,202

HEALTH CARE EQUIPMENT--0.7%
Beckman Coulter, Inc.                                    1,500         82,755
Becton, Dickinson & Co.                                 15,500        732,065
PerkinElmer, Inc.                                       23,100        406,098
Respironics, Inc.(e)                                    13,400        746,648
Thermo Electron Corp.(e)                                23,800        612,136
VISX, Inc.(e)                                            4,400         94,204
                                                                 ------------
                                                                    2,673,906
                                                                 ------------
HEALTH CARE SERVICES--0.2%
IMS Health, Inc.                                        32,000        775,680

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc.                                     12,700        782,193
Ocular Sciences, Inc.(e)                                 7,600        335,388
                                                                 ------------
                                                                    1,117,581
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--0.0%
THQ, Inc.(e)                                             9,600        182,880

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                                  49,000      1,652,280
Sherwin-Williams Co. (The)                              28,000      1,130,640
                                                                 ------------
                                                                    2,782,920
                                                                 ------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)                              15,700      1,097,587

HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp.                                    30,500      1,954,135
Procter & Gamble Co. (The)                              38,600      2,012,990
                                                                 ------------
                                                                    3,967,125
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc.                                    16,000      1,154,880

INDUSTRIAL CONGLOMERATES--1.5%
3M Co.                                                  28,400      2,339,024
General Electric Co.                                    44,100      1,466,325
Textron, Inc.                                            6,500        398,450
Tyco International Ltd.                                 54,000      1,674,000
                                                                 ------------
                                                                    5,877,799
                                                                 ------------

Phoenix-Oakhurst Income & Growth Fund


INDUSTRIAL MACHINERY--1.1%
Eaton Corp.                                             22,100      1,428,544
Ingersoll-Rand Co. Class A                              33,900      2,328,591
Parker Hannifin Corp.                                    9,600        550,848
                                                                 ------------
                                                                    4,307,983
                                                                 ------------
INSURANCE BROKERS--0.2%
Willis Group Holdings Ltd.                              22,300        776,040

INTEGRATED OIL & GAS--3.1%
ChevronTexaco Corp.                                     32,900      3,146,885
Exxon Mobil Corp.                                      150,600      6,972,780
Occidental Petroleum Corp.                              43,600      2,148,172
                                                                 ------------
                                                                   12,267,837
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
ALLTEL Corp.                                            11,900        618,800
BellSouth Corp.                                         81,900      2,218,671
CenturyTel, Inc.                                        12,100        374,979
SBC Communications, Inc.                                47,300      1,198,582
Verizon Communications, Inc.                            85,300      3,287,462
                                                                 ------------
                                                                    7,698,494
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.2%
EarthLink, Inc.(e)                                      56,100        553,707
United Online, Inc.(e)                                  15,200        237,120
                                                                 ------------
                                                                      790,827
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.9%
E*TRADE Financial Corp.(e)                              13,700        151,659
Goldman Sachs Group, Inc. (The)                         12,000      1,058,280
Morgan Stanley                                          43,400      2,140,922
                                                                 ------------
                                                                    3,350,861
                                                                 ------------
IT CONSULTING & OTHER SERVICES--0.3%
CACI International, Inc. Class A(e)                     26,500      1,089,415

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                            16,100        292,537

LIFE & HEALTH INSURANCE--0.9%
AFLAC, Inc.                                              7,600        301,264
Lincoln National Corp.                                  25,400      1,109,980
MetLife, Inc.                                           55,100      1,965,417
Prudential Financial, Inc.                               3,600        167,616
                                                                 ------------
                                                                    3,544,277
                                                                 ------------
MANAGED HEALTH CARE--1.1%
Aetna, Inc.                                              7,600        652,080
Anthem, Inc.(e)                                          1,500        123,705
CIGNA Corp.                                              3,800        235,638
UnitedHealth Group, Inc.                                36,000      2,264,400
WellPoint Health Networks, Inc.(e)                      11,600      1,172,760
                                                                 ------------
                                                                    4,448,583
                                                                 ------------
METAL & GLASS CONTAINERS--0.0%
Silgan Holdings, Inc.                                    2,300        110,653

MOVIES & ENTERTAINMENT--2.1%
Time Warner, Inc.(e)                                   237,900      3,961,035
Viacom, Inc. Class B                                    41,300      1,387,267
Walt Disney Co. (The)                                  125,500      2,897,795
                                                                 ------------
                                                                    8,246,097
                                                                 ------------
MULTI-LINE INSURANCE--0.5%
American International Group, Inc.                      23,700      1,674,405
Hartford Financial Services Group, Inc.
  (The)                                                  2,300        149,730
                                                                 ------------
                                                                    1,824,135
                                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER--1.1%
Constellation Energy Group, Inc.                        58,600      2,259,030
Sempra Energy                                           59,500      2,127,125
                                                                 ------------
                                                                    4,386,155
                                                                 ------------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(e)                                          24,000        332,640

OFFICE SERVICES & SUPPLIES--0.1%
HNI Corp.                                               12,900        521,805

OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
Citigroup, Inc.                                        124,100      5,471,569
J.P. Morgan Chase & Co.                                126,724      4,730,607
                                                                 ------------
                                                                   10,202,176
                                                                 ------------
PACKAGED FOODS & MEATS--0.9%
Kellogg Co.                                             73,200      3,049,512
Tyson Foods, Inc. Class A                               34,300        653,758
                                                                 ------------
                                                                    3,703,270
                                                                 ------------
PHARMACEUTICALS--3.4%
Bristol-Myers Squibb Co.                               111,200      2,546,480
Johnson & Johnson                                       58,100      3,211,187
Merck & Co., Inc.                                       53,100      2,408,085
Pfizer, Inc.                                           124,700      3,985,412
Wyeth                                                   35,700      1,263,780
                                                                 ------------
                                                                   13,414,944
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.4%
Eastman Kodak Co.                                       52,600      1,393,374

Phoenix-Oakhurst Income & Growth Fund


PROPERTY & CASUALTY INSURANCE--1.1%
Allstate Corp. (The)                                    72,700      3,422,716
Cincinnati Financial Corp.                               3,500        139,580
Mercury General Corp.                                    4,300        202,659
Progressive Corp. (The)                                  9,600        735,552
                                                                 ------------
                                                                    4,500,507
                                                                 ------------
PUBLISHING & PRINTING--0.3%
McGraw-Hill Cos., Inc. (The)                            11,800        885,708
Meredith Corp.                                           2,800        148,064
                                                                 ------------
                                                                    1,033,772
                                                                 ------------
RAILROADS--0.1%
Norfolk Southern Corp.                                  10,900        290,921

REGIONAL BANKS--0.3%
Hibernia Corp. Class A                                  24,200        612,260
National City Corp.                                      5,300        193,450
PNC Financial Services Group, Inc. (The)                 3,500        177,100
SunTrust Banks, Inc.                                     3,300        217,635
                                                                 ------------
                                                                    1,200,445
                                                                 ------------
REITS--0.1%
iStar Financial, Inc.                                   14,000        532,000

RESTAURANTS--0.7%
McDonald's Corp.                                        59,400      1,633,500
Wendy's International, Inc.                             10,700        382,739
Yum! Brands, Inc.                                       19,100        733,249
                                                                 ------------
                                                                    2,749,488
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(e)                              53,600        909,592

SEMICONDUCTORS--1.5%
Analog Devices, Inc.                                    11,000        436,700
Intel Corp.                                            186,800      4,554,184
Maxim Integrated Products, Inc.                         12,400        596,440
Texas Instruments, Inc.                                  7,500        159,975
                                                                 ------------
                                                                    5,747,299
                                                                 ------------
SOFT DRINKS--0.5%
Coca-Cola Co. (The)                                     11,200        491,232
Coca-Cola Enterprises, Inc.                             15,400        314,160
Pepsi Bottling Group, Inc. (The)                         8,700        242,295
PepsiAmericas, Inc.                                     12,600        236,502
PepsiCo, Inc.                                           16,700        835,000
                                                                 ------------
                                                                    2,119,189
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                                        6,700        262,640

SPECIALTY STORES--0.2%
Barnes & Noble, Inc.(e)                                  3,500        120,330
Claire's Stores, Inc.                                   23,900        550,895
Staples, Inc.                                            4,300        124,184
                                                                 ------------
                                                                      795,409
                                                                 ------------
SYSTEMS SOFTWARE--2.1%
Microsoft Corp.                                        294,000      8,367,240

TECHNOLOGY DISTRIBUTORS--0.1%
Avnet, Inc.(e)                                           8,600        167,012
Tech Data Corp.(e)                                       7,500        280,950
                                                                 ------------
                                                                      447,962
                                                                 ------------
TOBACCO--0.2%
Altria Group, Inc.                                       4,800        228,480
R.J. Reynolds Tobacco Holdings, Inc.(e)                  9,600        690,720
                                                                 ------------
                                                                      919,200
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Class A(e)                  25,800        587,208
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $174,412,318)                                    193,111,172
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(g)--0.3%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                  12,500        526,125

IT CONSULTING & OTHER SERVICES--0.1%
Accenture Ltd. Class A (Bermuda)(e)                     16,900        416,247

REINSURANCE--0.1%
RenaissanceRe Holdings Ltd. (United States)              6,900        365,700
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,118,479)                                        1,308,072
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $367,072,279)                                    388,304,607
-----------------------------------------------------------------------------


                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)      VALUE ($)
                                           --------      -----   ------------
SHORT-TERM OBLIGATIONS--0.7%

COMMERCIAL PAPER--0.7%
UBS Finance Delaware LLC 1.32%,
  8/2/04                                      A-1+       2,850      2,849,791
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,849,896)                                        2,849,791
-----------------------------------------------------------------------------

Phoenix-Oakhurst Income & Growth Fund


TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $369,922,175)                                    391,154,398(a)
Other assets and liabilities, net--0.4%                             1,429,735
                                                                 ------------
NET ASSETS--100.0%                                               $392,584,133
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,385,228 and gross depreciation of $10,284,744 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $374,053,914.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $22,329,324 or 5.7% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents Euro.
(g) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header or parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
(h) All or a portion segregated as collateral for a when-issued security.
(i) This security has a delayed delivery settlement date.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Phoenix-Oakhurst Income & Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date              September 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date              September 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date              September 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.